Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 721,161,930.00
Previously Paid Amount	0
Total Fee Amount	62,741.08
Total Offset Amount
Net Fee	$ 62,741.08
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A